WESTPEAK 130/30 GROWTH FUND

(Formerly Westpeak Capital Growth Fund)

Supplement dated August 1, 2007 to the IXIS Advisor Equity Funds Class A, B and C Prospectus dated May 1, 2007, as may be supplemented from time to time

Effective August 1, 2007 the Westpeak 130/30 Growth Fund is no longer offered through this prospectus.

SP353-0807

WESTPEAK 130/30 GROWTH FUND

(Formerly Westpeak Capital Growth Fund)

Supplement dated August 1, 2007 to the IXIS Advisor Equity Funds Statement of Additional Information Part I and IXIS Advisor Funds Statement of Additional Information Part II, each dated May 1, 2007, each as may be supplemented from time to time

Effective August 1, 2007, the Westpeak 130/30 Growth Fund is no longer a part of the IXIS Advisor Equity Funds Statement of Additional Information Part I or the IXIS Advisor Funds Statement of Additional Information Part II.

SP354-0807